Goodwill and Intangible Assets (FY) (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Aggregate amortization expense of core deposit premium intangible	$ 228,866	$ 61,071	$ 416,623	$ 113,648	$ 346,435	$ 305,452